Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
RSU's granted (in dollars per share)	$ 0.70	$ 1.11	$ 1.15
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSU, beginning balance (in shares)			50,000	50,000
RSU's granted (in shares)				0
RSU's vested (in shares)				0
RSU's forfeited (in shares)				(50,000)
RSU, ending balance (in shares)				0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
RSU, weighted average beginning balance (in dollars per share)			$ 7.15	$ 7.15
RSU's granted (in dollars per share)				0.00
RSU's vested (in dollars per share)				0.00
RSU's forfeited (in dollars per share)				7.15
RSU, weighted average ending balance (in dollars per share)				$ 0.00